PIONEER
                             -----------------------
                                    STRATEGIC
                                     INCOME
                                      FUND

                                   Semiannual
                                     Report

                                     3/31/03

                                     [LOGO]

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          1
Portfolio Summary                                                              2
Performance Update                                                             3
Portfolio Management Discussion                                                6
Schedule of Investments                                                        9
Financial Statements                                                          24
Notes to Financial Statements                                                 31
Trustees, Officers and Service Providers                                      37

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 3/31/03
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
World events drove markets early this year. Uncertainty over war in Iraq brought steep declines in equities and a continued flight to bonds, especially government issues. Stocks rallied when the war began, sagged for a time, then rose modestly as the successful military campaign wound down.

Investors soon turned their attention to domestic concerns, not all of them tied to the war: sagging consumer confidence, rising unemployment made worse by call-ups of reservists and the uncertain outlook for corporate earnings. In addition, a long, harsh winter hampered economic activity, as did the high prices Americans were paying to power their cars, homes and businesses.

The Federal Reserve Board appears committed to keeping interest rates low to prevent the economy from slumping further. A weaker U.S. dollar may also act as a stimulus, as American export goods become more affordable for overseas buyers.

Independent research remains the key

Pioneer is not in the business of forecasting economic trends or predicting geopolitical events. Our focus remains, as it has for over 75 years, on intensive analysis of hundreds of companies to find the best values for our shareowners; this slow economic period has brought many valuations to what we believe are attractive levels. Our managers and analysts are concentrating on companies with demonstrably strong finances and positive prospects. Financially strong companies have greater potential to prosper when the economy eventually rights itself. Pioneer's fixed-income experts are also finding bonds, both here and overseas, that offer good current yields and the potential for higher prices.

Overall, we are taking a cautious approach, with somewhat greater emphasis on growth than was the case a few months ago; that's because we expect the economy to regain strength later this year. Our ability to uncover solid value is supported by expanded research capabilities, both in the U.S. and in the overseas offices of UniCredito Italiano, S.p.A., our parent organization.

Consult a trusted advisor

It's tempting to change course in turbulent times while world news dominates our consciousness. But timing the market - moving in and out with short-term factors - can be costly in terms of lost opportunities; there's no predicting when a rebound might begin. You can temper that risk by relying on dispassionate professional advice. So invest the time it takes to meet with a trusted financial advisor who brings the dual advantages of knowledge and experience to the table.

All of us at Pioneer thank you for your continued business.

Respectfully,


/s/ John A. Carey

John A. Carey
Executive Vice President
Director of Portfolio Management U.S.

Pioneer Strategic Income Fund

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PORTFOLIO SUMMARY 3/31/03
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[Data below is represented by a pie chart in the original report]

            Corporate Bonds                                  50.6%
            U.S. Government and Agency Obligations           14.8%
            Foreign Government Bonds                         14.1%
            Convertible Corporate Bonds                      11.9%
            Temporary Cash Investment                         4.7%
            Asset-Backed Securities                           2.7%
            Supranational Bonds                               1.2%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[Data below is represented by a pie chart in the original report]

            Treasury/Agency                                  25.6%
            AAA                                               0.3%
            AA                                                2.8%
            A                                                 1.7%
            BBB                                              14.7%
            Below BBB                                        54.5%
            Cash Equivalents                                  0.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)

 1.   Government of France, 3.0%, 7/25/09                                  2.25%
 2.   U.S. Treasury Notes, 3.5%, 1/15/11                                   1.93
 3.   Nykredit, 5.0%, 10/1/35                                              1.54
 4.   Federal National Mortgage Association, 6.375%, 8/15/07               1.47
 5.   Government of Canada, 6.0%, 6/1/11                                   1.39
 6.   Canada Government T-Bill, 5.75%, 9/1/06                              1.26
 7.   Ball Corp., 6.875%, 12/15/12 (144A)                                  1.14
 8.   Republic of Columbia, 9.75%, 4/9/11                                  1.12
 9.   Government of Sweden, 3.5%, 12/1/15                                  1.10
10.   Government of Australia, 4.0%, 8/20/15                               1.06

Fund holdings will vary for other periods.

Pioneer Strategic Income Fund

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PERFORMANCE UPDATE 3/31/03                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 3/31/03     9/30/02
                          $9.67       $8.95

Distributions per Share   Income      Short-Term      Long-Term
(10/1/02 - 3/31/03)       Dividends   Capital Gains   Capital Gains
                          $0.3022     $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund at public offering price, compared to that of the Lehman Brothers U.S. Universal Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(as of March 31, 2003)

                   Net Asset    Public Offering
Period               Value          Price*
Life-of-Class
(4/15/99)             6.73%          5.50%
1 Year               14.00%          8.84%
--------------------------------------------------------------------------------

* Reflects deduction of the maximum 4.5% sales charge at the beginning of the period and assumes reinvestment of distributions of net asset value.

[Data below is represented by a mountain chart in the original report]

Value of $10,000 Investment+

              Pioneer Strategic    Lehman Brothers U.S.
   Date          Income Fund*         Universal Index
4/30/1999           $9,550               $10,000
                    $9,314                $9,936
9/30/2000           $9,680               $10,660
                   $10,209               $11,924
9/30/2002          $11,035               $12,868
3/31/2003          $12,312               $13,362

   The Fund's investment advisor, Pioneer Investment Management, Inc., reduced its management fee and subsidized other Fund expenses; otherwise, returns would have to lower.

+ Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

   Past performance does not guarantee future results. Return and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Strategic Income Fund

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PERFORMANCE UPDATE 3/31/03                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 3/31/03     9/30/02
                          $9.54       $8.86

Distributions per Share   Income      Short-Term      Long-Term
(10/1/02 - 3/31/03)       Dividends   Capital Gains   Capital Gains
                          $0.2896     $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund, compared to that of the Lehman Brothers U.S. Universal Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(as of March 31, 2003)

                      If          If
Period               Held      Redeemed*
Life-of-Class
(4/15/99)            6.00%       5.39%
1 Year              13.13%       9.13%
--------------------------------------------------------------------------------

*  Reflects deduction of the maximum applicable contingent deferred sales charge
   (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines over six years.

[Data below is represented by a mountain chart in the original report]

Value of $10,000 Investment+

              Pioneer Strategic    Lehman Brothers U.S.
   Date          Income Fund*         Universal Index
4/30/1999          $10,000                $10,000
                    $9,741                 $9,936
9/30/2000          $10,038                $10,660
                   $10,526                $11,924
9/30/2002          $11,282                $12,868
3/31/2003          $12,248                $13,362

   The Fund's investment advisor, Pioneer Investment Management, Inc., reduced its management fee and subsidized other Fund expenses; otherwise, returns would have to lower.

+ Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

   Past performance does not guarantee future results. Return and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Strategic Income Fund

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PERFORMANCE UPDATE 3/31/03                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value
per Share                 3/31/03     9/30/02
                          $9.51       $8.83

Distributions per Share   Income      Short-Term      Long-Term
(10/1/02 - 3/31/03)       Dividends   Capital Gains   Capital Gains
                          $0.2885     $   -           $   -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Strategic Income Fund at public offering price, compared to that of the Lehman Brothers U.S. Universal Index.

--------------------------------------------------------------------------------
Average Annual Total Returns
(as of March 31, 2003)

                   Net Asset    Public Offering
Period               Value        Price/CDSC*
Life-of-Class
(4/15/99)             5.99%           5.72%
1 Year               13.16%          12.03%
--------------------------------------------------------------------------------

* Reflects deduction of the 1% sales charge at the beginning of the period and assumes reinvestment of distributions. A 1% contingent deferred sales charge
   (CDSC) applies to redemptions made within one year of purchase.

[Data below is represented by a mountain chart in the original report]

Value of $10,000 Investment+

              Pioneer Strategic    Lehman Brothers U.S.
   Date          Income Fund*         Universal Index
4/30/1999           $9,900                $10,000
                    $9,670                 $9,936
9/30/2000           $9,942                $10,660
                   $10,432                $11,924
9/30/2002          $11,185                $12,868
3/31/2003          $12,428                $13,362

   The Fund's investment advisor, Pioneer Investment Management, Inc., reduced its management fee and subsidized other Fund expenses; otherwise, returns would have to lower.

+ Index comparison begins April 30, 1999. The Lehman Brothers U.S. Universal Index is the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in any Index.

   Past performance does not guarantee future results. Return and principal value fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Pioneer Strategic Income Fund

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PORTFOLIO MANAGEMENT DISCUSSION 3/31/03
--------------------------------------------------------------------------------

Corporate bonds and emerging market debt recovered sharply during the six months that ended March 31, 2003, while the U.S. dollar continued to show weakness against foreign currencies. The combination of these trends created a particularly favorable backdrop for multi-sector, fixed-income investment strategies. The following is an interview with Kenneth J. Taubes, head of Pioneer's fixed-income team. Mr. Taubes discusses the events and factors that influenced your Fund's performance over the six-month period.

Q: How did the Fund perform, Ken?

A: Performance was excellent. For the six months ended March 31, 2003, Class A shares had a total return of 11.58%, while Class B shares had a return of 11.09% and Class C shares returned 11.11%, all at net asset value. During the same period, the Lehman Brothers U.S. Universal Bond Index had a return of 3.84%. The Fund also continued to produce attractive current income. On March 31, 2003, the Fund's 30-day SEC yield was 6.15%.

   These returns, achieved in an unusually favorable environment for our strategy, may not be sustainable in the future.

Q: What were the principal factors that influenced performance?

A: The Fund was very well positioned to benefit from vigorous rebounds in domestic corporate bonds, both investment-grade and high-yield, as well as in emerging market debt. Before the fiscal period began, corporate bonds had gone through one of their worst slumps in a decade because of concerns about the effects that slowing economic growth would have on the ability of corporate bond issuers to meet their debt obligations. Both high-yield and investment-grade bonds had been selling at distressed prices. By the time the period had ended, they recorded healthy gains. High-yield bonds showed particular strength, with the Merrill Lynch Master High-Yield Index returning more than 14% during the six months. We maintained healthy allocations to both high-yield bonds and investment-grade corporate securities throughout the period. At the end of the period, on March 31, 2003, 41.9% of Fund assets were invested in high-yield bonds, 12.2% were invested in domestic investment-grade, and 7.8% were invested in domestic mortgages, which also did well.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   In addition, emerging market debt also outperformed high-quality bonds as investors were attracted by the high yields and strengthening economies in many emerging markets. These countries appeared to be more stable than before, while many of their economies benefited from rising prices of commodities such as oil and copper. The Fund, with 14.6% of assets in emerging market debt on March 31, was able to participate in this rally, as well.

   At the same time, the U.S. dollar fell in value against the currencies of other major industrialized nations, helping our investment-grade, foreign holdings. On March 31, 17.0% of Fund assets were invested in this sector. At the start of the period, we were invested in a broad basket of foreign bonds, primarily in those denominated in the euro or euro-linked currencies. While we maintained this general strategy, we also added some Canadian and Australian bonds because their currencies were cheap, they had attractive yields, and their economies appeared to be strengthening.

   Performance was less impressive for U.S. Treasuries, where yields of some longer-term issues bottomed and began to creep upward, weakening their prices. Only 6.1% of assets were invested in U.S. Treasuries and agencies at the end of the fiscal period.

Q: Why did domestic corporate bonds stage such a strong rally?

A: As the year 2002 progressed, default rates among corporate securities started to fall. Investors began to see less risk in corporate debt and their prices began to recover. Additionally, it became increasingly clear that corporations in general were de-leveraging - or reducing their overall debt. Faced with slow economic growth, they had pared back their spending on plants, property and stock buy-back programs. As corporate balance sheets were strengthened, bond holders were rewarded. At the same time, while economic growth remained sluggish, the economy did not slide back into recession. All these factors tended to encourage investments in corporate bonds, which had very attractive yields, especially when compared to the extremely low rates available in short-term instruments.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 3/31/03                              (continued)
--------------------------------------------------------------------------------

Q: Why did the dollar continue to weaken during the six months?

A: Much of it had to do with differences in the way the United States was financing its current account and trade deficits with foreign countries. When the U.S. equity market staged its strong bull market during the late 1990s, a major portion of the deficit was financed by foreign investors who invested in U.S. stocks. After the domestic equity prices peaked, investors had to look elsewhere for good returns. As fixed-income assets became more attractive than equities, investors focused on the differences in the yields of different types of securities. Meanwhile, money market yields in the United States were falling to lower levels than those offered by any other developed nation, with the exception of Japan. At the same time, fixed-income markets in countries such as Australia and Canada offered significantly higher yields and therefore became more attractive. As investors sought out the best available yields, money migrated away from the United States and the value of the U.S. currency fell.

Q: What is your investment outlook?

A: Shareowners should understand that performance during the past six months has been extraordinary.

   For corporate bonds to gain further, investors will want to see evidence of an improving economy. Some of the conditions are in place. We believe that corporations are in healthier financial positions than they were a year ago and corporate credit quality has improved. However, the financial markets, which have become very volatile during the war with Iraq, may pause at the end of the war. Once we begin to see clear evidence that the economy is recovering, the investment environment should start to improve.

   We think the investment outlook continues to favor corporate securities over governments. Given their low yields, Treasuries appear expensive, given even modest inflation. We expect to continue to emphasize corporate securities, where we see superior value. We also anticipate there will be continued pressure on the U.S. dollar, which argues for maintaining an exposure to foreign currencies.

   Overall, the outlook for our multi-sector strategy appears favorable, although it may be unrealistic to expect a continuation of the returns of the past six months.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/03 (unaudited)
--------------------------------------------------------------------------------

Principal
Amount        S&P/Moody's
USD ($)       Ratings                                                        Value
                           CONVERTIBLE CORPORATE BONDS - 11.9%
                           Materials - 0.2%
                           Diversified Metals & Mining - 0.2%
  426,000     BBB-/Baa3    Inco Ltd., 7.75%, 3/15/16                  $    428,130
                                                                      ------------
                           Total Materials                            $    428,130
                                                                      ------------
                           Capital Goods - 0.8%
                           Electrical Components & Equipment - 0.3%
  575,000     BBB-/Ba1     SCI Systems, Inc., 3.0%, 3/15/07           $    452,813
                                                                      ------------
                           Industrial Conglomerates - 0.5%
1,000,000     BB+/Ba2      Corning Inc., 3.5%, 11/1/08                $    982,500
                                                                      ------------
                           Total Capital Goods                        $  1,435,313
                                                                      ------------
                           Commercial Services & Supplies - 0.8%
                           Data Processing Services - 0.8%
1,380,000     CCC+/NR      Checkfree Holdings Corp., 6.5%, 12/1/06    $  1,369,650
                                                                      ------------
                           Total Commercial Services & Supplies       $  1,369,650
                                                                      ------------
                           Automobiles & Components - 0.4%
                           Auto Parts & Equipment - 0.4%
  755,000     B+/B3        Tower Automotive Inc., 5.0%, 8/1/04        $    671,950
                                                                      ------------
                           Total Automobiles & Components             $    671,950
                                                                      ------------
                           Consumer Durables & Apparel - 0.6%
                           Leisure Products - 0.6%
1,160,000     BBB-/NR      Aristocrat Leisure, Ltd., 5.0%, 5/31/06    $  1,005,683
                                                                      ------------
                           Total Consumer Durables & Apparel          $  1,005,683
                                                                      ------------
                           Media - 0.2%
                           Advertising - 0.2%
  465,000     B-/B2        Getty Images Inc., 5.0%, 3/15/07           $    440,587
                                                                      ------------
                           Total Media                                $    440,587
                                                                      ------------
                           Pharmaceuticals & Biotechnology - 3.1%
                           Biotechnology - 1.9%
  550,000     CCC+/NR      Affymetrix Inc., 5.0%, 10/1/06             $    538,312
  450,000     CCC+/NR      Affymetrix Inc., 4.75%, 2/15/07                 399,375
  400,000     NR/NR        CV Therapeutics, 4.75%, 3/7/07                  314,500
  600,000     B-/NR        FEI Company, 5.5%, 8/15/08                      545,250
  900,000     CCC/NR       Human Genome, 3.75%, 3/15/07                    678,375
  500,000     NR/NR        Invitrogen Corp., 2.25%, 12/15/06               435,625
  550,000     NR/NR        Invitrogen Corp., 5.5%, 3/1/07                  522,500
                                                                      ------------
                                                                      $  3,433,937
                                                                      ------------


The accompanying notes are an integral part of these financial statements.     9

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal
Amount        S&P/Moody's
USD ($)       Ratings                                                              Value
                           Pharmaceuticals - 0.6%
  100,000     B/NR         Alpharma Inc., 3.0%, 6/1/06                      $    102,250
  100,000     NR/NR        Cubist Pharmaceuticals, 5.5%, 11/1/08                  67,500
  350,000     NR/NR        IVAX Corp., 4.5%, 5/15/08                             307,125
  695,000     NR/NR        Vertex Pharmaceuticals Inc., 5.0%, 9/19/07            557,738
                                                                            ------------
                                                                            $  1,034,613
                                                                            ------------
                           Pharmaceuticals & Biotechnology - 0.6%
1,400,000     NR/NR        Enzon Inc., 4.5%, 7/1/08                         $  1,093,750
                                                                            ------------
                           Total Pharmaceuticals & Biotechnology            $  5,562,300
                                                                            ------------
                           Software & Services - 0.3%
                           Application Software - 0.3%
  500,000     NR/NR        Mentor Graphics, 6.875%, 6/15/07                 $    468,750
                                                                            ------------
                           Total Software & Services                        $    468,750
                                                                            ------------
                           Technology Hardware & Equipment - 5.5%
                           Computer Hardware - 0.5%
1,095,000     NR/NR        Veeco Instruments Inc., 4.125%, 12/21/08         $    937,594
                                                                            ------------
                           Computer Storage & Peripherals - 0.1%
  272,000     B+/B2        Quantum Corp., 7.0%, 8/1/04                      $    257,040
                                                                            ------------
                           Semiconductor Equipment - 2.0%
  650,000     B-/NR        Advanced Energy Industries, Inc., 5.0%,
                             9/1/06                                         $    563,062
  700,000     B-MR         Advanced Energy Industries, Inc., 5.25%,
                             11/15/06                                            554,750
  400,000     NR/NR        Axcelis Technology, 4.25%, 1/15/07                    329,000
1,100,000     NR/NR        Brooks Automation, 4.75%, 6/1/08                      914,375
  300,000     NR/NR        Emcore Corp., 5.0%, 5/15/06                           148,500
1,300,000     B/B2         International Rectifier Corp., 4.25%, 7/15/07       1,147,250
                                                                            ------------
                                                                            $  3,656,937
                                                                            ------------
                           Semiconductors - 2.4%
  350,000     B-/NR        Conexant Systems Inc., 4.0%, 2/1/07              $    210,000
  740,000     B-/NR        Cypress Semiconductor, 4.0%, 2/1/05                   657,675
1,275,000     B-/B2        General Semiconductor, 5.75%, 12/15/06              1,198,500
1,075,000     B/NR         Lam Research Corp., 4.0%, 6/5/04                      971,531
  200,000     B/B1         LSI Logic, 4.0%, 2/15/05                              184,250
  950,000     B/B2         Phototronics Inc., 4.75%, 12/15/06                    840,750
  305,000     B-/NR        Triquint Semiconductor, 4.0%, 3/1/07                  250,481
                                                                            ------------
                                                                            $  4,313,187
                                                                            ------------


10    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount                S&P/Moody's
USD ($)               Ratings                                                              Value
                                   Telecommunications Equipment - 0.5%
         1,025,000    BB-/Ba3      Commscope Inc., 4.0%, 12/15/06                   $    880,219
                                                                                    ------------
                                   Total Technology Hardware & Equipment            $ 10,044,977
                                                                                    ------------
                                   TOTAL CONVERTIBLE CORPORATE BONDS
                                   (Cost $20,702,617)                               $ 21,427,340
                                                                                    ------------
                                   ASSET BACKED SECURITIES - 2.7%
                                   Banks - 2.7%
     DKK 1,752,070    AA-/Aa2      Nykredit, 5.0%, 10/1/19                          $    257,585
     DKK 5,076,887    AA-/Aa2      Nykredit, 6.0%, 10/1/22                               765,025
     DKK 2,485,277    AA/Aa2       Nykredit, 6.0%, 10/1/29                               373,662
     DKK 3,991,870    AA/Aa2       Nykredit, 6.0%, 10/1/32                               597,717
     DKK 1,015,206    AA/Aa2       Nykredit, 7.0%, 10/1/32                               154,246
    DKK 18,637,378    NR/Aa1       Nykredit, 5.0%, 10/1/35                             2,637,429
                                                                                    ------------
                                   Total Banks                                      $  4,785,664
                                                                                    ------------
                                   TOTAL ASSET BACKED SECURITIES
                                   (Cost $4,327,567)                                $  4,785,664
                                                                                    ------------
                                   CORPORATE BONDS - 50.6%
                                   Energy - 6.9%
                                   Integrated Oil & Gas - 0.9%
         1,500,000    Ba2/Ba2      Petrobras International Finance, 9.0%, 4/1/08    $  1,511,250
                                                                                    ------------
                                   Oil & Gas Drilling - 4.0%
           350,000    B-/B2        Baytex Energy, Ltd., 10.5%, 2/15/11              $    373,625
         1,000,000    NR/B2        CIA Petrolifera Marlim, 12.25%, 9/26/08
                                     (144A)                                              995,000
           925,000    B+/B1        Grant Prideco Escrow, 9.0%, 12/15/09
                                     (144A)                                              987,437
         1,225,000    B+/B1        Parker Drilling Co., 10.125%, 11/15/09              1,286,250
EURO 2,825,000,000    NR/Baa1      Petroleos Mexicanos, 7.375%, 8/13/07                1,651,112
           600,000    BBB/Baa3     Seacor Smit Inc., 7.875%, 10/1/12                     616,316
         1,380,000    B/B2         Trico Marine Services, 8.875%, 5/15/12              1,283,400
                                                                                    ------------
                                                                                    $  7,193,140
                                                                                    ------------
                                   Oil & Gas Exploration & Production - 1.2%
           345,000    NR/B2        CIA Petrolifera Marlin, 12.25%, 9/26/08          $    343,275
         1,225,000    BB/Ba2       CMS Panhandle, 6.5%, 7/15/09                        1,200,500
           250,000    B+B2         Compton Petroleum Corp., 9.9%, 5/15/09                269,062
           300,000    B+/B2        Nuevo Energy Co., 9.5%, 6/1/08                        309,000
            70,000    B+/B2        Nuevo Energy Co., 9.375%, 10/1/10                      72,100
                                                                                    ------------
                                                                                    $  2,193,937
                                                                                    ------------


The accompanying notes are an integral part of these financial statements.    11

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal
Amount            S&P/Moody's
USD ($)           Ratings                                                           Value
                               Oil & Gas Refining Marketing &
                                 Transportation - 0.8%
     1,000,000    BB/Ba2       Plains All American Pipeline, 7.75%,
                                 10/15/12                                    $  1,075,000
       225,000    BB-/B1       Tesoro Petroleum Corp., 9.625%, 11/1/08            194,625
       250,000    B+/B2        Tesoro Petroleum Corp., 9.625%, 4/1/12             213,750
                                                                             ------------
                                                                             $  1,483,375
                                                                             ------------
                               Total Energy                                  $ 12,381,702
                                                                             ------------
                               Materials - 10.4%
                               Commodity Chemicals - 0.9%
       250,000    B+/B2        Lyondell Chemical Co., 10.875%, 5/1/09        $    232,500
       200,000    BB/Ba3       Lyondell Petrochemical Co., 9.875%, 5/1/07         200,000
     1,100,000    BBB-Ba1      Methanex Corp., 8.75%, 8/15/12                   1,190,750
                                                                             ------------
                                                                             $  1,623,250
                                                                             ------------
                               Construction Materials - 0.1%
       250,000    B/B3         Hexcel Corp., 9.875%, 10/1/08 (144A)          $    260,625
                                                                             ------------
                               Diversified Chemicals - 0.3%
 EURO  270,000    B-/Caa1      Huntsman ICI Chemicals LLC, 10.125%,
                                 7/1/09                                      $    253,098
 EURO  300,000    B+/Caa1      Huntsman International LLC, 10.125%,
                                 7/1/09                                           282,855
                                                                             ------------
                                                                             $    535,953
                                                                             ------------
                               Diversified Metals & Mining - 1.6%
     1,300,000    B-/B2        Freeport-McMoran Copper & Gold, 10.125%,
                                 2/1/10 (144A)                               $  1,347,125
       500,000    BBB/Ba1      Kennemetal Inc., 7.2%, 6/15/12                     533,763
       600,000    BBB-Baa3     Phelps Dodge Corp., 8.75% 6/1/11                   655,774
       300,000    BBB-/Baa3    Phelps Dodge Corp., 9.5%, 6/1/31                   326,360
                                                                             ------------
                                                                             $  2,863,022
                                                                             ------------
                               Metal & Glass Containers - 3.0%
     1,900,000    BB/Ba3       Ball Corp., 6.875%, 12/15/12 (144A)           $  1,959,375
EURO 1,440,000    B+/NR        Crown Euro Holdings SA, 10.25%, 3/1/11
                                 (144A)                                         1,546,056
       970,000    B+/B2        Grief Inc., 8.875%, 8/1/12                       1,011,225
       200,000    B/B1         Silgan Holdings Inc., 9.0%, 6/1/09                 207,000
       915,000    B+/B1        Vicap SA, 11.375%, 5/15/07                         773,175
                                                                             ------------
                                                                             $  5,496,831
                                                                             ------------


12    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount          S&P/Moody's
USD ($)         Ratings                                                            Value
                             Paper Packaging - 1.6%
     350,000    BBB-/Baa3    Abitibi-Consolidated, Inc., 6.95%, 12/15/06    $    360,366
     650,000    BB+/Ba1      Abitibi-Consolidated, Inc., 6.95%, 4/1/08           672,316
     750,000    B/B3         Constar International, 11.0%, 12/1/12               757,500
     150,000    B+/B1        Fibermark Inc., 9.375%, 10/15/06                    139,500
     210,000    B+/B1        Fibermark Inc., 10.75%, 4/15/11                     201,863
     150,000    B+/B2        Graphic Packaging Corp., 8.625%, 2/15/12            153,000
     265,000    B/B2         Stone Container Corp., 9.75%, 2/1/11                293,487
     200,000    B/B2         Stone Container Corp., 8.375%, 7/1/12               214,000
                                                                            ------------
                                                                            $  2,792,032
                                                                            ------------
                             Paper Products - 0.1%
     225,000    D/Ca         APP China Group, 14.0%, 3/15/10 (144A)(d)      $     69,750
     200,000    D/Ca         Corp. Durango SA de CV, 13.125%, 8/1/06(d)           88,000
                                                                            ------------
                                                                            $    157,750
                                                                            ------------
                             Precious Metals & Minerals - 0.2%
     425,000    A-/A2        Codelco Inc., 6.375%, 11/30/12 (144A)          $    448,627
                                                                            ------------
                             Specialty Chemicals - 2.6%
   1,250,000    BBB-/Baa3    Ferro Corp., 7.125%, 4/1/28                    $  1,035,392
   1,500,000    Ba2/Ba1      Nova Chemicals Corp., 7.0%, 5/15/06               1,466,250
     150,000    Ba2/Ba1      Nova Chemicals Corp., 7.4%, 4/1/09                  145,500
     950,000    BB+/Baa3     Polyone Corp., 8.875%, 5/1/12                       793,250
     250,000    BB/Ba2       Reliance Industries, 10.5%, 8/6/46 (144A)           280,149
     850,000    B-/B3        United Industries Corp., 9.875%, 4/1/09
                               (144A)                                            886,125
                                                                            ------------
                                                                            $  4,606,666
                                                                            ------------
                             Total Materials                                $ 18,784,756
                                                                            ------------
                             Capital Goods - 4.8%
                             Aerospace & Defense - 0.4%
     705,000    B/B3         K&F Industries, 9.625%, 12/15/10               $    747,300
                                                                            ------------
                             Building Products - 0.3%
     225,000    B/B2         NCI Building Systems, Inc., 9.25%, 5/1/09      $    235,125
     200,000    B+/B1        Nortek Inc., 9.125%, 9/1/07                         206,500
                                                                            ------------
                                                                            $    441,625
                                                                            ------------
                             Electrical Components & Equipment - 0.5%
     800,000    BB-Ba2       Sanmina-SCI Corp., 10.375%, 1/15/10
                               (144A)                                       $    864,000
                                                                            ------------


The accompanying notes are an integral part of these financial statements.    13

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal
Amount          S&P/Moody's
USD ($)         Ratings                                                          Value
                             Industrial Machinery - 2.9%
     710,000    B+/B2        Intermet Corp., 9.75%, 6/15/09               $    660,300
     725,000    BB+/Ba2      JLG Industries Inc., 8.375%, 6/15/12              656,125
     250,000    B+/B2        NMHG Holding Co., 10.0%, 5/15/09                  266,250
   1,000,000    BB+/Ba3      SPX Corp., 7.5%, 1/1/13                         1,062,500
   1,500,000    B+/B2        The Manitowoc Co., Inc., 10.5%, 8/1/12          1,567,500
   1,000,000    BBB-Baa3     Timken Co., 5.75%, 2/15/10                      1,018,620
                                                                          ------------
                                                                          $  5,231,295
                                                                          ------------
                             Commercial Printing - 0.7%
   1,200,000    BB-/B1       Moore North American Finance, 7.875%,
                               1/15/11 (144A)                             $  1,242,000
                                                                          ------------
                             Total Capital Goods                          $  8,526,220
                                                                          ------------
                             Commercial Services & Supplies - 1.0%
                             Diversified Commercial Services - 0.2%
     500,000    B/B3         Wesco Distribution Inc., 9.125%, 6/1/08      $    375,000
                                                                          ------------
                             Environmental Services - 0.8%
   1,000,000    BB-/Ba3      Allied Waste, 9.25%, 9/1/12 (144A)           $  1,063,750
     350,000    B-/B3        IESI Corp., 10.25%, 6/15/12                       353,500
                                                                          ------------
                                                                          $  1,417,250
                                                                          ------------
                             Total Commercial Services & Supplies         $  1,792,250
                                                                          ------------
                             Transportation - 1.4%
                             Air Freight & Couriers - 0.3%
     500,000    BB-/B1       Petroleum Helicopters, 9.375%, 5/1/09        $    540,625
                                                                          ------------
                             Airlines - 0.1%
     450,000    B/B2         Northwest Airlines, Inc., 9.875%, 3/15/07    $    231,750
                                                                          ------------
                             Transportation - 1.0%
     410,000    BB-/B1       TFM SA De CV, 10.25%, 6/15/07                $    369,000
   1,540,000    BB-/B1       TFM SA De CV, 11.75%, 6/15/09                   1,416,800
                                                                          ------------
                                                                          $  1,785,800
                                                                          ------------
                             Total Transportation                         $  2,558,175
                                                                          ------------
                             Automobiles & Components - 1.2%
                             Auto Parts & Equipment - 1.2%
     750,000    B/B3         Asbury Auto Group, 9.0%, 6/15/12             $    639,375
   1,050,000    BBB/Ba1      Cummins Inc., 9.5%, 12/1/10                     1,081,500
     500,000    BBB/Ba1      Cummins Inc., 7.125%, 3/1/28                      412,500
                                                                          ------------
                                                                          $  2,133,375
                                                                          ------------
                             Total Automobiles & Components               $  2,133,375
                                                                          ------------


14    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount          S&P/Moody's
USD ($)         Ratings                                                           Value
                             Consumer Durables & Apparel - 1.1%
                             Homebuilding - 0.9%
   1,550,000    BB/Ba2       Beazer Homes USA, 8.375%, 4/15/12             $  1,623,625
                                                                           ------------
                             Photographic Products - 0.1%
     285,000    B/Ba2        Xerox Corp., 8.0%, 2/1/27                     $    213,037
                                                                           ------------
                             Apparel & Accessories - 0.1%
     150,000    BBB/Baa2     Jones Apparel Group Inc., 7.875%, 6/15/06     $    121,279
                                                                           ------------
                             Total Consumer Durables & Apparel             $  1,957,941
                                                                           ------------
                             Hotels, Restaurants & Leisure - 1.6%
                             Casinos & Gaming - 0.3%
     500,000    B+/B1        Turning Stone Casino Entertainment, 9.125%,
                               12/15/10 (144A)                             $    522,500
                                                                           ------------
                             Hotels, Resorts & Cruise Lines - 1.3%
   1,000,000    BBB-/Ba1     Hilton Hotels, 7.625%, 12/1/12                $  1,002,500
     850,000    B/B2         John Q Hamons Hotels, 8.875%, 5/15/12              828,750
     520,000    BBB-/Ba1     Starwood Hotels & Resorts, 7.875%,
                               5/1/12 (144A)                                    518,050
                                                                           ------------
                                                                           $  2,349,300
                                                                           ------------
                             Total Hotels, Restaurants & Leisure           $  2,871,800
                                                                           ------------
                             Media - 3.7%
                             Broadcasting & Cable TV - 1.3%
   1,000,000    BB+/Ba1      British Sky Broadcasting, 8.2%, 7/15/09       $  1,120,000
     750,000    BBB/Baa2     Cox Communications, 7.125%, 10/1/12                852,887
     300,000    B+/B1        EchoStar DBS Corp., 9.25%, 1/15/09                 327,750
                                                                           ------------
                                                                           $  2,300,637
                                                                           ------------
                             Movies & Entertainment - 0.7%
   1,000,000    BBB+/Baa1    AOL Time Warner, Inc., 6.875%, 5/1/12         $  1,065,322
     200,000    B/B3         Premier Parks, Inc., 9.75%, 6/15/07                194,000
                                                                           ------------
                                                                           $  1,259,322
                                                                           ------------
                             Publishing - 1.7%
     230,000    A-/Baa1      Harcourt General Inc., 7.3%, 8/1/97           $    236,770
   1,360,000    B/B2         Houghton Mifflin Co., 8.25%, 2/1/11 (144A)       1,455,200
     450,000    BBB-/Baa3    News America Holdings, 8.5%, 2/23/25               484,896
     750,000    NR/B2        Quebecor Media Inc., 13.75%, 7/15/11               570,000
     250,000    B-/Ba3       Sun Media Corp., 7.625%, 2/15/13 (144A)            261,875
                                                                           ------------
                                                                           $  3,008,741
                                                                           ------------
                             Total Media                                   $  6,568,700
                                                                           ------------


The accompanying notes are an integral part of these financial statements.    15

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal
Amount          S&P/Moody's
USD ($)         Ratings                                                             Value
                             Retailing - 1.3%
                             Department Stores - 0.4%
     500,000    BBB-/Ba3     JC Penney Co., 8.0%, 3/1/10                     $    517,500
     175,000    BBB-/Ba2     JC Penney Co., 7.625%, 3/1/97                        145,250
                                                                             ------------
                                                                             $    662,750
                                                                             ------------
                             General Merchandise Stores - 0.3%
     250,000    B+B2         Central Garden, 9.125%, 2/1/13 (144A)           $    261,250
     250,000    B+/B2        Shopko Stores, Inc., 9.25%, 3/15/22                  207,500
                                                                             ------------
                                                                             $    468,750
                                                                             ------------
                             Home Improvement Retail - 0.1%
     235,000    B+/B2        Scott's Corp., 8.625%, 1/15/09                  $    249,100
                                                                             ------------
                             Specialty Stores - 0.5%
   1,010,000    BBB-/Baa3    Grupo Elektra SA, 12.0%, 4/1/08 (144A)          $    944,350
                                                                             ------------
                             Total Retailing                                 $  2,324,950
                                                                             ------------
                             Food & Drug Retailing - 0.3%
                             Food Retail - 0.3%
     525,000    BBB-/Ba1     Dole Food Co., 7.25%, 5/1/09                    $    546,000
                                                                             ------------
                             Total Food & Drug Retailing                     $    546,000
                                                                             ------------
                             Food, Beverage & Tobacco - 1.5%
                             Food, Beverage & Tobacco - 0.7%
   1,100,000    NR/NR        Chiquita Brands International, 10.56%,
                               3/15/09                                       $  1,182,500
                                                                             ------------
                             Soft Drinks - 0.8%
   1,385,000    BBB-/Baa3    CIA Brasileira de Bebidas, 10.5%, 12/15/11      $  1,374,612
                                                                             ------------
                             Total Food, Beverage & Tobacco                  $  2,557,112
                                                                             ------------
                             Health Care Equipment & Services - 1.5%
                             Health Care Distributors & Services - 0.9%
     900,000    BB-/B2       Biovail Corp., 7.875%, 4/1/10                   $    938,250
     525,000    B+/B3        Pacificare Health Systems, 10.75%, 6/1/09            569,625
                                                                             ------------
                                                                             $  1,507,875
                                                                             ------------
                             Health Care Equipment - 0.2%
     140,000    BBB/Baa3     Beckman Instruments, Inc., 7.05%, 6/1/26        $    159,434
     200,000    B/B2         Bio-Rad Laboratories, Inc., 11.625%, 2/15/07         220,000
                                                                             ------------
                                                                             $    379,434
                                                                             ------------


16    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount          S&P/Moody's
USD ($)         Ratings                                                              Value
                             Health Care Facilities - 0.4%
     200,000    BBB-/Ba1     Columbia HCA Healthcare Corp., 7.25%,
                               5/20/08                                          $  220,069
     560,000    BBB-/Ba1     HCA Inc., 6.3%, 10/1/12                               575,285
                                                                                ----------
                                                                                $  795,354
                                                                                ----------
                             Total Health Care Equipment & Services             $2,682,663
                                                                                ----------
                             Banks - 0.3%
EURO  25,000    A/A3         Andina de Fomento, 4.75%, 5/6/04 (144A)            $   27,349
     265,000    BBB-/Baa2    Capital One Bank, 6.875%, 2/1/06                      266,154
     210,000    NR/A3        Skandinaviska Enskilda Bank, 8.125%,
                               9/6/49 (144A)                                       242,966
                                                                                ----------
                                                                                $  536,469
                                                                                ----------
                             Total Banks                                        $  536,469
                                                                                ----------
                             Diversified Financials - 1.0%
                             Consumer Finance - 0.3%
     320,000    BBB/Baa3     GATX Financial Corp., 8.875%, 6/1/09               $  290,266
     300,000    BBB+/A2      General Motors Acceptance Corp., 8.0%,
                               11/1/31                                             292,099
                                                                                ----------
                                                                                $  582,365
                                                                                ----------
                             Diversified Financial Services - 0.7%
     250,000    BBB-/Ba1     Health Care REIT, Inc., 7.5%, 8/15/07              $  264,254
     825,000    BBB-/Ba2     Health Care REIT, Inc., 8.0%, 9/12/12                 847,657
EURO 100,000    AAA/Aaa      KFW International Finance, Floating Rate Note,
                               5.25%, 8/1/05                                       115,223
                                                                                ----------
                                                                                $1,227,134
                                                                                ----------
                             Total Diversified Financials                       $1,809,499
                                                                                ----------
                             Insurance - 0.9%
                             Property & Casualty Insurance - 0.9%
   2,208,000    BB-/B2       Allmerica Financial Corp., 7.625%, 10/15/25        $1,659,727
                                                                                ----------
                             Total Insurance                                    $1,659,727
                                                                                ----------
                             Real Estate - 2.8%
                             Real Estate - 1.0%
   1,000,000    B+/Ba3       Crescent Real Estate, 7.5%, 9/15/07                $  996,250
     690,000    B+/Ba3       Crescent Real Estate, 9.25%, 4/15/09
                               (144A)                                              724,500
                                                                                ----------
                                                                                $1,720,750
                                                                                ----------


The accompanying notes are an integral part of these financial statements.    17

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/03 (unaudited)                          (continued)
--------------------------------------------------------------------------------

Principal
Amount          S&P/Moody's
USD ($)         Ratings                                                              Value
                             Real Estate Investment Trusts - 1.8%
   1,085,000    B-/B3        BF Saul REIT, 9.75%, 4/1/08                      $  1,085,000
   1,000,000    BB-/Ba3      Forest City Enterprises, 8.5%, 3/15/08              1,020,000
     200,000    BBB/Baa3     Mack-Cali Realty Corp., 7.25%, 3/15/09                226,733
     500,000    B-/B1        Meristar Hospitality Operations Finance Corp.,
                               9.0%, 1/15/08                                       427,500
     710,000    B+/B1        Meristar Hospitality Operations Finance Corp.,
                               10.5%, 6/15/09 (144A)                               635,450
                                                                              ------------
                                                                              $  3,394,683
                                                                              ------------
                             Total Real Estate                                $  5,115,433
                                                                              ------------
                             Technology Hardware & Equipment - 1.7%
                             Electronic Equipment & Instruments - 1.0%
     520,000    BB-/Ba2      Ingram Micro Inc., 9.875%, 8/15/08 (144A)        $    549,900
     230,000    B+/Ba3       L-3 Communication Corp., 8.5%, 5/15/08                240,350
     300,000    BB-/Ba3      L-3 Communication Corp., 7.625%,
                               6/15/12 (144A)                                      318,000
     700,000    B-/Ba3       Vestel Electronics Finance, 11.5%,
                               5/14/07 (144A)                                      672,000
                                                                              ------------
                                                                              $  1,780,250
                                                                              ------------
                             Semiconductors - 0.4%
     615,000    B/B2         Fairchild Semiconductor, 10.375%, 10/1/07        $    648,825
                                                                              ------------
                             Telecommunications Equipment - 0.3%
     250,000    B+/B2        GCI Inc., 9.75%, 8/1/07                          $    240,000
     200,000    B+/B2        Lucent Technologies Inc., 5.5%, 11/15/08              151,000
     100,000    B+/B2        Lucent Technologies Inc., 6.45%, 3/15/29               64,000
                                                                              ------------
                                                                              $    455,000
                                                                              ------------
                             Total Technology Hardware & Equipment            $  2,884,075
                                                                              ------------
                             Telecommunication Services - 4.6%
                             Integrated Telecommunication Services - 0.9%
      35,000    B+/B2        PTC International Finance II SA, 10.875%,
                               5/1/08                                         $     42,108
   1,500,000    BBB-/Baa3    Sprint Capital Corp., 7.625%, 1/30/11               1,537,500
                                                                              ------------
                                                                              $  1,579,608
                                                                              ------------


18    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount           S&P/Moody's
USD ($)          Ratings                                                            Value
                              Wireless Telecommunication Services - 3.7%
    1,000,000    BBB/Baa2     AT&T Wireless, 8.125%, 5/1/12                  $  1,131,810
      750,000    BBB/Baa3     Comcast Cable Corp., 7.125%, 6/15/13                827,261
      300,000    B+/Ba3       Mobile Telesystems Finance, 10.95%,
                                12/21/04                                          315,375
      750,000    B+/Ba3       Mobile Telesystems Finance, 9.75%, 1/30/08
                                (144A)                                            776,250
    1,000,000    B/B3         Nortel Networks Ltd., 6.125%, 2/15/06               912,500
EURO  720,000    B+/B2        PTC International Finance, 11.25%, 12/1/09          870,147
CAD 2,550,000    BB+/Ba3      Rogers Cantel Inc., 10.5%, 6/1/06                 1,770,231
                                                                             ------------
                                                                             $  6,603,574
                                                                             ------------
                              Total Telecommunication Services               $  8,183,182
                                                                             ------------
                              Utilities - 2.6%
                              Electric Utilities - 1.9%
      800,000    BBB+/Baa1    Constellation Energy Group, 7.0%, 4/1/12       $    899,347
      200,000    BBB-/Baa3    Great Lakes Power Inc., 8.3%, 3/1/05                211,922
      225,000    BBB+/Baa1    Public Services Company of Colorado,
                                7.875%, 10/1/12                                   275,925
    1,010,000    BBB-/Ba1     TXU Corp., 6.375%, 6/15/06                        1,040,300
      975,000    BBB-/Baa3    Xcel Energy, Inc., 7.0%, 12/1/10                  1,038,375
                                                                             ------------
                                                                             $  3,465,869
                                                                             ------------
                              Gas Utilities - 0.2%
      500,000    BB-/Ba2      Coastal Corp., 7.5%, 8/15/06                   $    440,000
                                                                             ------------
                              Multi-Utilities & Unregulated Power - 0.3%
      575,000    B+/B3        Northwest Pipeline Corp., 8.125%, 3/1/10       $    600,875
                                                                             ------------
                              Water Utilities - 0.2%
      364,000    B/B3         National Waterworks, 10.5%, 12/1/12 (144A)     $    393,120
                                                                             ------------
                              Total Utilities                                $  4,899,864
                                                                             ------------
                              TOTAL CORPORATE BONDS
                              (Cost $88,218,824)                             $ 90,823,893
                                                                             ------------


The accompanying notes are an integral part of these financial statements.    19

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/03 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
Amount           S&P/Moody's
USD ($)          Ratings                                                            Value
                              U.S. GOVERNMENT AND AGENCY
                              OBLIGATIONS - 14.8%
    2,012,549                 Federal Home Loan Mortgage Corp., 6.0%,
                                1/1/33 to 3/1/33                               $2,087,264
       99,428                 Federal Home Loan Mortgage Corp., 6.5%,
                                9/1/32                                            103,730
      499,575                 Federal National Mortgage Association, 5.5%,
                                2/1/33                                            513,257
    1,000,000                 Federal National Mortgage Association, 5.5%,
                                TBA 30 YRS                                      1,020,938
    2,679,728                 Federal National Mortgage Association, 6.0%,
                                2/1/32 to 3/1/33                                2,781,652
AUD 3,950,000                 Federal National Mortgage Association,
                                6.375%, 8/15/07                                 2,509,026
    1,490,663                 Federal National Mortgage Association, 6.5%,
                                4/1/29 to 11/1/32                               1,556,124
      195,995                 Federal National Mortgage Association, 7.0%,
                                12/1/30 to 7/1/31                                 206,772
       33,669                 Federal National Mortgage Association, 7.5%,
                                1/1/28 to 6/1/30                                   35,951
      300,000                 Government National Mortgage Association,
                                5.5%, TBA 30 YRS                                  307,875
    1,277,023                 Government National Mortgage Association,
                                6.0%, 1/15/33 to 3/15/33                        1,334,664
    2,721,990                 Government National Mortgage Association,
                                6.5%, 1/20/28 to 9/15/32                        2,862,010
      462,861                 Government National Mortgage Association,
                                7.0%, 5/15/29 to 6/15/31                          491,547
       17,629                 Government National Mortgage Association,
                                7.5%, 8/15/29                                      18,871
        7,738                 Government National Mortgage Association,
                                8.0%, 12/15/29                                      8,396
       26,661                 Government National Mortgage Association I,
                                6.5%, 12/15/31                                     28,034
       65,934                 Government National Mortgage Association I,
                                7.0%, 5/15/31                                      69,971
       28,041                 Government National Mortgage Association I,
                                7.5%, 9/15/27                                      30,054


20    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Principal
Amount             S&P/Moody's
USD ($)            Ratings                                                            Value
                                U.S. GOVERNMENT AND AGENCY
                                OBLIGATIONS (continued)
        156,849                 Government National Mortgage Association II,
                                  7.0, 12/15/29                                $    165,724
        370,000                 U.S. Treasury Bonds, 7.25%, 5/15/16                 475,624
        715,000                 U.S. Treasury Bonds, 7.875%, 2/15/21                982,064
        350,000                 U.S. Treasury Notes, 3.0%, 7/15/12                  381,887
      3,775,000                 U.S. Treasury Notes, 3.5%, 11/15/06 to
                                  1/15/11                                         4,291,585
      1,150,000                 U.S. Treasury Notes, 4.0%, 11/15/12               1,166,621
        250,000                 U.S. Treasury Notes, 4.875%, 2/15/12                271,436
        800,000                 U.S. Treasury Notes, 5.625%, 5/15/08                905,406
      1,075,000                 U.S. Treasury Notes, 5.75%, 8/15/10               1,234,486
        350,000                 U.S. Treasury Notes, 6.125%, 8/15/29                409,951
        100,000                 U.S. Treasury Notes, 6.25%, 5/15/30                 119,336
        250,000                 U.S. Treasury Notes, 6.875%, 5/15/06                286,221
                                                                               ------------
                                TOTAL U.S. GOVERNMENT AND
                                AGENCY OBLIGATIONS
                                (Cost $25,751,469)                             $ 26,656,477
                                                                               ------------
                                FOREIGN GOVERNMENT BONDS - 14.1%
  CAD 3,030,000    AAA/Aaa      Canada Government T-Bill, 5.75%, 9/1/06        $  2,163,667
      1,400,000    BB-/Ba2      Dominican Republic, 9.04%, 1/23/13 (144A)         1,379,000
        225,000    BB-B1        Federal Republic of Brazil, 11.0%, 1/11/12          191,250
  AUD 2,215,000    AAA/Aaa      Government of Australia, 4.0%, 8/20/15            1,812,910
  CAD 3,280,000    AAA/Aaa      Government of Canada, 6.0%, 6/1/11                2,378,865
      1,700,000    AAA/Aaa      Government of Canada, 5.25%, 6/1/12               1,170,666
EURO  3,097,000    AAA/Aaa      Government of France, 3.0%, 7/25/09               3,856,550
 SEK 10,630,000    TSY/Tsy      Government of Sweden, 8.0%, 8/15/07               1,454,279
 SEK 10,500,000    TSY/Tsy      Government of Sweden, 5.25%, 3/15/11              1,300,354
     13,670,000    TSY/Tsy      Government of Sweden, 3.5%, 12/1/15               1,880,690
      1,600,000    A-/Baa1      Republic of Chile, 5.5%, 1/15/13                  1,610,240
 EURO 1,005,000    BB/Ba2       Republic of Columbia, 11.375%, 1/31/08            1,139,268
      2,000,000    BB/Ba2       Republic of Columbia, 9.75%, 4/9/11               1,915,446
        805,000    BB-/Ba3      Russia Regs., 5.0%, 3/31/30                         695,923
 EURO 1,450,000    BB-/Ba3      Republic of Peru, 9.875%, 2/6/15                  1,562,375
      1,320,000    BBB-/Baa3    United Mexican States, 8.25%, 2/24/09               810,881
                                                                               ------------
                                TOTAL FOREIGN GOVERNMENT BONDS
                                (Cost $23,144,526)                             $ 25,322,364
                                                                               ------------


The accompanying notes are an integral part of these financial statements.    21

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 3/31/03 (unaudited)                        (continued)
--------------------------------------------------------------------------------

Principal
Amount           S&P/Moody's
USD ($)          Ratings                                                            Value
                              SUPRANATIONAL BONDS - 1.2%
                              Banks - 1.0%
AUD 2,847,000    NR/Aaa       Council of Europe, 5.5%, 1/18/12               $  1,723,598
                                                                             ------------
                              Total Banks                                    $  1,723,598
                                                                             ------------
                              Insurance - 0.2%
  NZD 692,000    AAA/Aaa      International Finance Corp., 6.75%, 7/15/09    $    394,975
                                                                             ------------
                              Total Insurance                                $    394,975
                                                                             ------------
                              TOTAL SUPRANATIONAL BONDS
                              (Cost $1,828,938)                              $  2,118,573
                                                                             ------------
                              RIGHTS/WARRANTS - 0.0%
Shares                        Materials - 0.0%
          225                 Asia Pulp & Paper, 3/15/05*                    $          -
                                                                             ------------
                              TOTAL RIGHTS/WARRANTS
                              (Cost $0)                                      $          -
                                                                             ------------
                              TOTAL INVESTMENT IN SECURITIES
                              (Cost $163,973,941)                            $171,134,311
                                                                             ------------
Principal                     TEMPORARY CASH INVESTMENT - 4.7%
Amount                        Securities Lending Collateral - 4.7%
  $8,513,296                  Securities Lending Investment Fund, 1.27%      $  8,513,296
                                                                             ------------
                              TOTAL TEMPORARY CASH INVESTMENT
                              (Cost $8,513,296)                              $  8,513,296
                                                                             ------------
                              TOTAL INVESTMENTS IN SECURITIES AND
                              TEMPORARY CASH INVESTMENT - 100.0%
                              (Cost $172,487,237) (a)(b)(c)(d)(e)            $179,647,607
                                                                             ------------

*     Non-income producing security

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At March 31, 2003, the value of these securities amounted to $21,631,779 or 12.3% of total net assets.

TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approximate (generally plus or minus 2.5%) principal amount and no definite maturity date period. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.


22    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

(a) At March 31, 2003, the net unrealized loss on investments, based on cost for federal income tax purposes of $172,494,157 was as follows:

     Aggregate gross unrealized gain for all investments in which
     there is an excess of value over tax cost                       $8,574,055

     Aggregate gross unrealized loss for all investments in which
     there is an excess of tax cost over value                       (1,420,605)
                                                                     ----------
     Net unrealized gain                                             $7,153,450
                                                                     ----------

(b) At September 30, 2002, the Fund had a capital loss carryforward of $863,664 which will expire in 2007 and 2010 if not utilized.

(c) The Fund has elected to defer approximately $261,141 of capital losses recognized between November 1, 2001 and September 30, 2002 to its fiscal year ending September 30, 2003.

(d)  Security is in default and is non-income producing.

(e) Distribution of investments by country of issue, as a percentage of total debt holdings, is as follows:

     United States                                                         70.2%
     Canada                                                                 7.6
     France                                                                 3.2
     Sweden                                                                 2.9
     Denmark                                                                2.8
     Mexico                                                                 2.6
     Columbia                                                               1.8
     Australia                                                              1.6
     Chile                                                                  1.2
     Luxemborg                                                              1.1
     Other (individually less than 1%)                                      5.0
                                                                          -----
                                                                          100.0%
                                                                          -----

Purchases and sales of securities (excluding temporary cash investments) for the period ended March 31, 2003 were:

                                                      Purchases          Sales
                                                     -----------      ----------
Long-term U.S. Government                            $17,568,358      $2,589,691
Other Long-term Securities                            88,750,811       9,009,402

Note: The Fund's investments in mortgage-backed securities of the Government
      National Mortgage Association (GNMA) are interests in separate pools of mortgages. All separate investments in this issuer which have the same coupon rate have been aggregated for the purpose of presentation in this schedule of investments.

Note: Principal amounts are denominated in U.S. dollars unless otherwise denoted.

AUD   Australian dollar.            EURO  Euro dollar.
DKK   Danish kroner.                NZD   New Zealand dollar.
CAD   Canadian dollar.              SEK   Swedish kroner.


The accompanying notes are an integral part of these financial statements.    23

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
BALANCE SHEET 3/31/03 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities loaned
     of $8,314,896) (cost $172,487,237)                                  $179,647,607
  Cash                                                                        843,952
  Foreign currencies, at value (cost $294,282)                                315,218
  Receivables -
        Investments securities sold                                         1,247,730
        Fund shares sold                                                    3,514,227
        Interest                                                            3,252,041
        Forward foreign currency settlement hedge contracts - net                 419
  Other                                                                         3,517
                                                                         ------------
           Total assets                                                  $188,824,711
                                                                         ------------
LIABILITIES:
  Payables -
        Investment securities purchased                                  $  3,042,432
        Fund shares repurchased                                               356,902
        Dividends                                                             424,077
        Forward foregin currency positional hedge contracts - net              37,474
        Upon return of securities loaned                                    8,513,296
  Due to affiliates                                                           166,655
  Accrued expenses                                                             54,146
                                                                         ------------
           Total liabilities                                             $ 12,594,982
                                                                         ------------
NET ASSETS:
  Paid-in capital                                                        $170,115,791
  Distributions in excess of net investment income                            (51,108)
  Accumulated net realized loss on investments and foreign
     currency transactions                                                   (994,825)
  Net unrealized gain on investments                                        7,160,370
  Net unrealized loss on forward foreign currency contracts and
     other assets and liabilities denominated in foreign currencies              (499)
                                                                         ------------
           Total net assets                                              $176,229,729
                                                                         ------------
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $63,965,858/6,613,840 shares)                        $       9.67
                                                                         ------------
  Class B (based on $47,249,091/4,951,288 shares)                        $       9.54
                                                                         ------------
  Class C (based on $65,014,780/6,837,231 shares)                        $       9.51
                                                                         ------------
MAXIMUM OFFERING PRICE:
  Class A ($9.67 [divided by] 95.50%)                                    $      10.13
                                                                         ------------
  Class C ($9.51 [divided by] 99.00%)                                    $       9.61
                                                                         ------------


24    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/03

INVESTMENT INCOME:
  Interest                                                    $4,287,596
  Income from securities loaned, net                               5,768
                                                              ----------
                                                                             $ 4,293,364
                                                                             -----------
EXPENSES:
  Management fees                                             $  407,229
  Transfer agent fees
     Class A                                                      30,983
     Class B                                                      26,790
     Class C                                                      19,155
  Distribution fees
     Class A                                                      54,308
     Class B                                                     153,489
     Class C                                                     178,559
  Administrative fees                                             18,699
  Custodian fees                                                  10,624
  Registration fees                                               40,509
  Professional fees                                               16,618
  Printing                                                        17,274
  Fees and expenses of nonaffiliated trustees                      4,654
  Miscellaneous                                                    2,901
                                                              ----------
     Total expenses                                                          $   981,792
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                        (186,634)
     Less fees paid indirectly                                                      (692)
                                                                             -----------
     Net expenses                                                            $   794,466
                                                                             -----------
       Net investment income                                                 $ 3,498,898
                                                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
     Investments                                              $  283,538
     Forward foreign currency contracts and other assets
       and liabilities denominated in foreign currencies        (146,638)    $   136,900
                                                              ----------     -----------
  Change in net unrealized gain (loss) from:
     Investments                                              $8,075,481
     Forward foreign currency contracts and other assets
       and liabilities denominated in foreign currencies          (2,402)    $ 8,073,079
                                                              ----------     -----------
     Net gain on investments and foreign currency
       transactions                                                          $ 8,209,979
                                                                             -----------
     Net increase in net assets resulting from operations                    $11,708,877
                                                                             -----------


The accompanying notes are an integral part of these financial statements.    25

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/03 and Year Ended 9/30/02

                                                         Six Months
                                                            Ended
                                                           3/31/03          Year Ended
                                                         (unaudited)          9/30/02
FROM OPERATIONS:
 Net investment income                                  $  3,498,898       $ 2,203,855
 Net realized gain (loss) on investments and foreign
  currency transactions                                      136,900          (147,403)
 Change in net unrealized gain (loss) on investments
  and foreign currency transactions                        8,073,079          (559,480)
                                                        ------------       -----------
   Net increase in net assets resulting from
    operations                                          $ 11,708,877       $ 1,496,972
                                                        ------------       -----------
DISTRIBUTIONS TO SHAREOWNERS:
 Net investment income:
  Class A ($0.30 and $0.65 per share, respectively)     $ (1,413,411)      $(1,055,275)
  Class B ($0.29 and $0.62 per share, respectively)         (962,933)         (749,003)
  Class C ($0.29 and $0.62 per share, respectively)       (1,108,462)         (422,548)
                                                        ------------       -----------
   Total distributions to shareowners                   $ (3,484,806)      $(2,226,826)
                                                        ------------       -----------
FROM FUND SHARE TRANSACTIONS:
 Net proceeds from sale of shares                       $121,101,304       $65,410,880
 Reinvestment of distributions                             1,626,568         1,184,444
 Cost of shares repurchased                              (25,304,401)      (13,997,949)
                                                        ------------       -----------
   Net increase in net assets resulting from fund
    share transactions                                  $ 97,423,471       $52,597,375
                                                        ------------       -----------
   Net increase in net assets                           $105,647,542       $51,867,521
NET ASSETS:
 Beginning of period                                      70,582,187        18,714,666
                                                        ------------       -----------
 End of period (including distributions in excess of
  net investment income of $51,108 and $65,200,
  respectively)                                         $176,229,729       $70,582,187
                                                        ------------       -----------


26    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 3/31/03 and Year Ended 9/30/02

                                     '03 Shares     '03 Amount
                                     (unaudited)    (unaudited)        '02 Shares       '02 Amount
CLASS A
Shares sold                           4,499,206     $42,256,400         3,215,266      $29,183,052
Reinvestment of distributions           100,564         948,081            76,975          696,545
Less shares repurchased              (1,541,313)    (14,338,874)         (827,197)      (7,468,508)
                                     ----------     -----------         ---------      ------------
  Net increase                        3,058,457     $28,865,607         2,465,044      $22,411,089
                                     ----------     -----------         ---------      ------------
CLASS B
Shares sold                           3,112,724     $28,763,785         1,756,438      $15,791,626
Reinvestment of distributions            38,382         357,317            36,304          326,220
Less shares repurchased                (412,466)     (3,780,251)         (404,276)      (3,623,071)
                                     ----------     -----------         ---------      ------------
  Net increase                        2,738,640     $25,340,851         1,388,466      $12,494,775
                                     ----------     -----------         ---------      ------------
CLASS C
Shares sold                           5,412,950     $50,081,119         2,282,682      $20,436,202
Reinvestment of distributions            34,530         321,170            18,089          161,679
Less shares repurchased                (780,782)     (7,185,276)         (325,730)      (2,906,370)
                                     ----------     -----------         ---------      ------------
  Net increase                        4,666,698     $43,217,013         1,975,041      $17,691,511
                                     ----------     -----------         ---------      ------------


The accompanying notes are an integral part of these financial statements.    27

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                      Six Months
                                                                         Ended                                            4/15/99
                                                                        3/31/03    Year Ended   Year Ended   Year Ended     to
                                                                      (unaudited)    9/30/02      9/30/01      9/30/00    9/30/99
CLASS A
Net asset value, beginning of period                                    $  8.95      $  8.89      $  9.12      $  9.52    $ 10.00
                                                                        -------      -------      -------      -------    -------
Increase (decrease) from investment operations:
 Net investment income                                                  $  0.31      $  0.66      $  0.75      $  0.75    $  0.27
 Net realized and unrealized gain (loss) on investments and foreign
 currency transactions                                                     0.71         0.05        (0.26)       (0.39)     (0.48)
                                                                        -------      -------      -------      -------    -------
  Net increase (decrease) from investment operations                    $  1.02      $  0.71      $  0.49      $  0.36    $ (0.21)
Distributions to shareowners:
 Net investment income                                                    (0.30)       (0.65)       (0.65)       (0.76)     (0.27)
 Tax return of capital                                                        -            -        (0.07)           -          -
                                                                        -------      -------      -------      -------    -------
Net increase (decrease) in net asset value                              $  0.72      $  0.06      $ (0.23)     $ (0.40)   $ (0.48)
                                                                        -------      -------      -------      -------    -------
Net asset value, end of period                                          $  9.67      $  8.95      $  8.89      $  9.12    $  9.52
                                                                        -------      -------      -------      -------    -------
Total return*                                                             11.58%        8.08%        5.47%        3.93%     (2.09)%
Ratio of net expenses to average net assets+                               1.00%**      0.94%        0.77%        0.80%      0.93%**
Ratio of net investment income to average net assets+                      6.84%**      7.16%        8.11%        8.06%      7.99%**
Portfolio turnover rate                                                      21%**        34%          44%          74%        61%**
Net assets, end of period (in thousands)                                $63,966      $31,815      $ 9,697      $ 9,007    $ 6,481
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                              1.34%**      1.92%        2.19%        2.23%      5.72%**
 Net investment income                                                     6.50%**      6.18%        6.69%        6.63%      3.20%**
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                              1.00%**      0.94%        0.75%        0.75%      0.89%**
 Net investment income                                                     6.84%**      7.16%        8.13%        8.11%      8.03%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


28    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                        Six Months
                                                                           Ended                                          4/15/99
                                                                          3/31/03    Year Ended  Year Ended  Year Ended     to
                                                                        (unaudited)    9/30/02     9/30/01     9/30/00    9/30/99
CLASS B
Net asset value, beginning of period                                      $  8.86      $  8.85     $  9.11     $  9.56    $ 10.00
                                                                          -------      -------     -------     -------    -------
Increase (decrease) from investment operations:
 Net investment income                                                    $  0.31      $  0.60     $  0.70     $  0.68    $  0.23
 Net realized and unrealized loss on investments and foreign currency
 transactions                                                                0.66         0.03       (0.26)      (0.40)     (0.44)
                                                                          -------      -------     -------     -------    -------
  Net increase (decrease) from investment operations                      $  0.97      $  0.63     $  0.44     $  0.28    $ (0.21)
Distributions to shareowners:
 Net investment income                                                      (0.29)       (0.62)      (0.63)      (0.73)     (0.23)
 Tax return of capital                                                          -            -       (0.07)          -          -
                                                                          -------      -------     -------     -------    -------
Net decrease in net asset value                                           $  0.68      $  0.01     $ (0.26)    $ (0.45)   $ (0.44)
                                                                          -------      -------     -------     -------    -------
Net asset value, end of period                                            $  9.54      $  8.86     $  8.85     $  9.11    $  9.56
                                                                          -------      -------     -------     -------    -------
Total return*                                                               11.09%        7.19%       4.85%       3.05%     (2.10)%
Ratio of net expenses to average net assets+                                 1.77%**      1.74%       1.43%       1.52%      1.74%**
Ratio of net investment income to average net assets+                        6.03%**      6.36%       7.44%       7.31%      7.07%**
Portfolio turnover rate                                                        21%**        34%         44%         74%        61%**
Net assets, end of period (in thousands)                                  $47,249      $19,601     $ 7,294     $ 6,826    $ 5,689
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                2.11%**      2.70%       2.85%       2.96%      6.21%**
 Net investment income                                                       5.69%**      5.38%       6.02%       5.87%      2.60%**
Ratios with waiver of management fees and assumption of expenses by
 PIM and reduction for fees paid indirectly:
 Net expenses                                                                1.77%**      1.73%       1.41%       1.47%      1.70%**
 Net investment income                                                       6.03%**      6.35%       7.46%       7.36%      7.11%**

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


The accompanying notes are an integral part of these financial statements.    29

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                      Six Months
                                                                         Ended                                            4/15/99
                                                                        3/31/03    Year Ended   Year Ended  Year Ended      to
                                                                      (unaudited)    9/30/02      9/30/01     9/30/00     9/30/99
CLASS C
Net asset value, beginning of period                                    $  8.83      $  8.82      $  9.06     $  9.52     $ 10.00
                                                                        -------      -------      -------     -------     -------
Increase (decrease) from investment operations:
 Net investment income                                                  $  0.29      $  0.61      $  0.79     $  0.62     $  0.27
 Net realized and unrealized gain (loss) on investments and foreign
 currency transactions                                                     0.68         0.02        (0.35)      (0.36)      (0.47)
                                                                        -------      -------      -------     -------     -------
  Net increase (decrease) from investment operations                    $  0.97      $  0.63      $  0.44     $  0.26     $ (0.20)
Distributions to shareowners:
 Net investment income                                                    (0.29)       (0.62)       (0.61)      (0.72)      (0.28)
 Tax return of capital                                                        -            -        (0.07)          -           -
                                                                        -------      -------      -------     -------     -------
Net decrease in net asset value                                         $  0.68      $  0.01      $ (0.24)    $ (0.46)    $ (0.48)
                                                                        -------      -------      -------     -------     -------
Net asset value, end of period                                          $  9.51      $  8.83      $  8.82     $  9.06     $  9.52
                                                                        -------      -------      -------     -------     -------
Total return*                                                             11.11%        7.22%        4.93%       2.82%      (2.04)%
Ratio of net expenses to average net assets+                               1.69%**      1.78%        1.34%       1.80%       1.49%**
Ratio of net investment income to average net assets+                      5.99%**      6.13%        7.45%       6.97%       6.65%**
Portfolio turnover rate                                                      21%**        34%          44%         74%         61%**
Net assets, end of period (in thousands)                                $65,015      $19,165      $ 1,724     $   793     $   554
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                              2.03%**      2.73%        2.63%       3.24%**    12.65%
 Net investment income (loss)                                              5.65%**      5.16%        6.16%       5.53%**    (4.51)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                              1.69%**      1.75%        1.31%       1.75%**     1.45%
 Net investment income                                                     5.99%**      6.15%        7.48%       7.02%**     6.69%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.


30    The accompanying notes are an integral part of these financial statements.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/03 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer Strategic Income Fund is a Delaware business trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized on January 5, 1999 and commenced operations on April 15, 1999. The investment objective of the Fund is to produce a high level of current income.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Shares of Class A, Class B and Class C each represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and have exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and rating. Valuations may be supplemented by dealers and other sources, as required. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of the board of trustees. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

   securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis, net of unrecoverable foreign taxes witheld at the applicable country rates. Temporary cash investments are valued at amortized cost.

   The Fund's investments in foreign markets or countries with limited developing markets may subject the Fund to a greater degree of risk than in a developed market. These risks include disruptive political or economic conditions and the possible imposition of adverse governmental laws or currency exchange restrictions.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Foreign Currency Translation

   The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. Forward Foreign Currency Contracts

   The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).

D. Federal Income Taxes

   It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

E. Fund Shares

   The Fund records sales and repurchases of its shares as of trade date. PFD, the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano) earned $28,624 in underwriting commissions on the sale of Fund shares during the six months ended March 31, 2003.

F. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to all classes of shares based on their respective percentage of adjusted net assets at the beginning of the day.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

   The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, and Class C shares can bear different transfer agent and distribution fees.

G. Repurchase Agreements

   With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H. Security Lending

   The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or dividends on the securities loaned and gain or loss in the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of cash collateral at period end is disclosed on the balance sheet. The Fund invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Fund's custodian.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

2. Management Agreement

PIM manages the Fund's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.75% of the Fund's average daily net assets up to $100 million; 0.70% of the next $400 million; and 0.65% of the next $500 million; and 0.60% on the assets over $1 billion.

PIM has agreed not to impose a portion of its management fee and to assume other operating expenses of the Fund to the extent necessary to limit Class A expenses to 1.00% of the average daily net assets attributable to Class A shares; the portion of the Fund-wide expenses attributable to Class B and Class C shares will be reduced only to the extent that such expenses are reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At March 31, 2003, $55,140 was payable to PIM related to management fees, administrative fees and certain other services.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $8,680 in transfer agent fees payable from PIMSS at March 31, 2003.

4. Distribution Plans

The Fund adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays Pioneer Funds Distributor (PFD) a service fee of up to 0.25% of the Fund's average daily net assets in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $102,835 in distribution fees payable to PFD at March 31, 2003.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 3/31/03 (unaudited)                    (continued)
--------------------------------------------------------------------------------

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For six months ended March 31, 2003, CDSCs in the amount of $62,534 were paid to PFD.

5. Expense Offsets

The Fund has entered into certain expense offset arrangements resulting in a reduction in the Fund's total expenses. For the six months ended March 31, 2003, the Fund's expenses were reduced by $692 under such arrangements.

6. Forward Foreign Currency Contracts

At March 31, 2003, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. At March 31, 2003, the Fund's gross currency settlement contracts receivable and payable were $61,069 and $60,650, respectively, resulting in a net receivable of $419. The Fund's gross currency portfolio contracts receivable and payable were $3,064,304 and $3,101,778, respectively, resulting in a net payable of $37,474.

Pioneer Strategic Income Fund

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Daniel T. Geraci, Executive
Richard H. Egdahl, M.D.                    Vice President*
Margaret B.W. Graham                     Vincent Nave, Treasurer
Marguerite A. Piret                      Joseph P. Barri, Secretary
Daniel T. Geraci
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management
Shareholder Services, Inc.

*Mr. Geraci resigned as Executive Vice President and Trustee of the Fund on 4/30/03.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our Internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

This report must be preceded or accompanied by a current Fund prospectus. For more information on other Pioneer mutual funds, including charges and expenses, call 800-225-6292 and request a prospectus. Please read it carefully before investing or sending money.

[LOGO]
Pioneer Investment Management, Inc.
60 State Street                                                    13263-00-0503
Boston, Massachusetts 02109             (C) 2003 Pioneer Funds Distributor, Inc.
www.pioneerfunds.com            Underwriter of Pioneer mutual funds, Member SIPC